1933 Act File No. 2-62285
                                                     1940 Act File No. 811-2550

                  SECURITIES AND EXCHANGE COMMISSION

                        Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.         ........................

      Post-Effective Amendment No.  40  ......................... X

                                   -----                       ----

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.

                          Money Market Trust

          (Exact Name of Registrant as Specified in Charter)

                       Federated Investors Tower

                  Pittsburgh, Pennsylvania 15222-3779

               (Address of Principal Executive Offices)

                            (412) 288-1900

                    (Registrant's Telephone Number)

                      John W. McGonigle, Esquire,

                      Federated Investors Tower,

                  Pittsburgh, Pennsylvania 15222-3779

                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

    filed the Notice required by that Rule on _________________; or intends to file the Notice required by that Rule on or about
    ____________; or

 X during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                            Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP

2101 L Street, N.W.
Washington, D.C.  20037

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                    Proposed
Title of                         Proposed           Maximum
Securities       Amount          Maximum            Aggregate      Amount of
Being            Being           Offering Price     Offering       Registration
REGISTERED       REGISTERED      PER UNIT           PRICE*         FEE

Shares of
beneficial
interest
(no par value)  2,478,491,926      $1.00           $2,478,491,926    $0.00


*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 of the Investment Company Act of 1940. The total amount of securities redeemed during the previous fiscal year was 2,478,491,926. The total amount of redeemed securities used for reductions pursuant to paragraph (a) of Rule 24e-2 or paragraph (c) of Rule 24f-2 during the current year was 0. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is 2,478,491,926.

                         CONTENTS OF AMENDMENT

     This Post-Effective Amendment No. 40 to the Registration Statement of Money Market Trust is comprised of the following papers and documents:

         1.   The facing sheet to register a definite
              number of shares of beneficial interest, no par value, of Money Market Trust.;

         2. The legal opinion of counsel for the Registrant, as to the legality of shares being offered; and as to the eligibility to become effective pursuant to Paragraph (b) of Rule 485; and

         3.   Signature page.

                              SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant, Money Market Trust certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 15th day of September, 1997.

                          Money Market Trust

                  BY:  /s/ J. Crilley Kelly
                       J. Crilley Kelly, Assistant Secretary
                       Attorney in Fact for John F. Donahue
                       September 15, 1997

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                          TITLE                       DATE

By:   /s/ J. Crilley Kelly

      J. Crilley Kelly              Attorney In Fact        September 15, 1997
      Assistant Secretary           For the Persons
                                    Listed Below

       NAME                          TITLE

John F. Donahue*                    Chairman and Director
                                    (Chief Executive Officer)

Glen R. Johnson*                    President

John W. McGonigle*                  Treasurer
                                    (Chief Financial Officer)

Thomas G. Bigley *                  Trustee

John T. Conroy, Jr.*                Trustee

William J. Copeland*                Trustee

James E. Dowd*                      Trustee

Lawrence D. Ellis, M.D.*            Trustee

Edward L. Flaherty, Jr.*            Trustee

Peter E. Madden*                    Trustee

Gregor F. Meyer*                    Trustee

John E. Murray, Jr.*                Trustee

Wesley W. Posvar*                   Trustee

Marjorie P. Smuts*                  Trustee

* By Power of Attorney